Income Taxes (Narrrative) (Details) (USD $)	2 Months Ended	12 Months Ended
	Mar. 03, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Unrecognized tax benefits		$ 8,552,000		$ 10,346,000		$ 4,041,000		$ 1,598,000
Accrued interest and penalties related to uncertain tax positions		183,000
Statutory tax rates		26.50%	[1]	25.00%	[1]	35.00%	[1]
Privileged enterprise benefits rate		26.50%
Tax-exempt income		148,100,000
Change in corporate tax rate, amount incurred		14,800,000
Reduced Corporate Tax Rate				7.00%		12.50%
Decrease In Tax Rates In Year Thereafter				9.00%		16.00%
Special Preferred Enterprise Of Reduced Tax Rates 1				8.00%		5.00%		15.00%
Special Preferred Enterprise Of Reduced Tax Rates 2								10.00%
Special Preferred Enterprise Benefits Period								10 years
Operating loss carryforwards		91,700,000
Deferred tax asset		35,400,000
Foreign ownership percentage basis for determining tax rate		90.00%
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate		10.00%
Dividend withholding tax rate	20.00%	15.00%
Deferred tax liability		$ 40,100,000
Minimum [Member]
Special Preferred Enterprise Tax Exempt Period		2 years
Maximum [Member]
Special Preferred Enterprise Tax Exempt Period		10 years
Unites States [Member]
Statutory tax rates		35.00%
Germany [Member]
Statutory tax rates		27.90%
Hong Kong [Member]
Statutory tax rates		16.50%
Israel [Member]
Statutory tax rates	26.50%	26.50%		25.00%		25.00%

[1]	As a result of the Stratasys-Objet merger, the statutory rate for 2014 and 2013 reflects the Israel statutory rate of 26.5% and 25%, respectively. For 2012 (since income was primarily in the U.S with the December 1, 2012 merger date), the statutory rate reflects the U.S. statutory rate of 35%.